Defined benefit plans (Detail 8) - yr	Dec. 31, 2021	Dec. 31, 2020
Switzerland | aged 65 | Mortality table Switzerland
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	21.7	21.7
Life expectancy at age 65 for a female member currently	23.4	23.4
Switzerland | aged 45 | Mortality table Switzerland
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	23.3	23.2
Life expectancy at age 65 for a female member currently	25.0	24.9
UK | aged 65 | Mortality table UK
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	23.4	23.4
Life expectancy at age 65 for a female member currently	24.9	24.9
UK | aged 45 | Mortality table UK
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	24.5	24.6
Life expectancy at age 65 for a female member currently	26.3	26.3
United States | aged 65 | Mortality table USA
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	21.9	21.8
Life expectancy at age 65 for a female member currently	23.3	23.2
United States | aged 45 | Mortality table USA
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	23.3	23.2
Life expectancy at age 65 for a female member currently	24.7	24.5
Germany | aged 65 | Mortality table Germany
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	20.5	20.8
Life expectancy at age 65 for a female member currently	23.9	24.3
Germany | aged 45 | Mortality table Germany
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	23.2	23.6
Life expectancy at age 65 for a female member currently	26.1	26.5
UBS AG | Switzerland | aged 65 | Mortality table Switzerland
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	21.7	21.7
Life expectancy at age 65 for a female member currently	23.4	23.4
UBS AG | Switzerland | aged 45 | Mortality table Switzerland
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	23.3	23.2
Life expectancy at age 65 for a female member currently	25.0	24.9
UBS AG | UK | aged 65 | Mortality table UK
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	23.4	23.4
Life expectancy at age 65 for a female member currently	24.9	24.9
UBS AG | UK | aged 45 | Mortality table UK
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	24.5	24.6
Life expectancy at age 65 for a female member currently	26.3	26.3
UBS AG | United States | aged 65 | Mortality table USA
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	21.9	21.8
Life expectancy at age 65 for a female member currently	23.3	23.2
UBS AG | United States | aged 45 | Mortality table USA
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	23.3	23.2
Life expectancy at age 65 for a female member currently	24.7	24.5
UBS AG | Germany | aged 65 | Mortality table Germany
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	20.5	20.8
Life expectancy at age 65 for a female member currently	23.9	24.3
UBS AG | Germany | aged 45 | Mortality table Germany
Disclosure Of Defined Benefit Plans [Table]
Life expectancy at age 65 for a male member currently	23.2	23.6
Life expectancy at age 65 for a female member currently	26.1	26.5